Business acquisition - Schedule of allocation of the purchase price as of the date of jiangsu five star acquisition (Detail) ¥ in Millions, $ in Millions	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Apr. 30, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Details of allocation of the purchase price as of the date of acquisition as follows [Line Items]
Goodwill	¥ 12,433	$ 1,951	¥ 10,904		¥ 6,644
Jiangsu Five Star [Member]
Details of allocation of the purchase price as of the date of acquisition as follows [Line Items]
Net liabilities assumed				¥ (14)
Appreciation of property, equipment and software				190
Trademark				489
Goodwill				2,185
Deferred tax liabilities				(170)
Non-controlling interests				(381)
Total				¥ 2,299